Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 18, 2011	Dec. 31, 2010	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Warrants [Member]
Fair value hierarchy of the valuation techniques used by the Company
Liability derivatives, fair value	$ 0	$ 74,300	$ 96,237	$ 96,200	$ 56,100	$ 0	$ 0	$ 0	$ 0	$ 96,200	$ 56,100